UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2010

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 817-332-9500

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas       May 14, 2010
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total: $1,264,432 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----

AMERICREDIT CORP              NOTE 0.750% 9/1   03060RAP6   7,987      8,000,000   PRN       DEFINED    1, 2   8,000,000
AMERIGROUP CORP               NOTE 2.000% 5/1   03073TAB8  26,914     26,500,000   PRN       DEFINED    1, 2  26,500,000
ANIXTER INTL INC              NOTE 1.000% 2/1   035290AJ4   7,531      7,850,000   PRN       DEFINED    1, 2   7,850,000
ASHFORD HOSPITALITY TR INC    COM SHS           044103109  10,755      1,500,000   SH        DEFINED    1, 2   1,500,000
BARNES GROUP INC              NOTE 3.750% 8/0   067806AB5   9,691      9,100,000   PRN       DEFINED    1, 2   9,100,000
BELO CORP                     COM SER A         080555105  34,156      5,008,143   SH        DEFINED    1, 2   5,008,143
BOYD GAMING CORP              COM               103304101   2,470        250,000   SH        DEFINED    1, 2     250,000
CBIZ INC                      NOTE 3.125% 6/0   124805AB8   6,163      6,428,000   PRN       DEFINED    1, 2   6,428,000
CAPLEASE INC                  COM               140288101   1,897        341,865   SH        DEFINED    1, 2     341,865
CIENA CORP                    NOTE 0.875% 6/1   171779AE1   8,505     12,647,000   PRN       DEFINED    1, 2  12,647,000
CONMED CORP                   NOTE 2.500% 11/1  207410AD3   5,160      5,438,000   PRN       DEFINED    1, 2   5,438,000
CONTINENTAL AIRLS INC         NOTE 4.500% 1/1   210795PU8   5,612      4,350,000   PRN       DEFINED    1, 2   4,350,000
COVANTA HLDG CORP             DBCV 1.000% 2/0   22282EAA0  11,033     11,768,000   PRN       DEFINED    1, 2  11,768,000
CSG SYS INTL INC              NOTE 2.500% 6/1   126349AB5  12,376     12,141,000   PRN       DEFINED    1, 2  12,141,000
CUMULUS MEDIA INC             CL A              231082108   3,400      1,000,000   SH        DEFINED    1, 2   1,000,000
EMMIS COMMUNICATIONS CORP     CL A              291525103   1,446      1,268,087   SH        DEFINED    1, 2   1,268,087
EMMIS COMMUNICATIONS CORP     PFD CV SER A      291525202   4,887        337,050   PRN       DEFINED    1, 2     337,050
ENTRAVISION COMMUNICATIONS C  CL A              29382R107  14,033      5,084,479   SH        DEFINED    1, 2   5,084,479
FORD MTR CO DEL               NOTE 4.250% 11/1  345370CN8 249,659    167,500,000   PRN       DEFINED    1, 2 167,500,000
FORD MTR CO CAP TR II         PFD TR CV 6.5%    345395206  46,000      1,000,000   PRN       DEFINED    1, 2   1,000,000
GENERAL CABLE CORP DEL NEW    NOTE 0.875% 11/1  369300AD0   9,704     11,300,000   PRN       DEFINED    1, 2  11,300,000
GENERAL CABLE CORP DEL NEW    NOTE 4.500% 11/1  369300AL2  38,200     40,000,000   PRN       DEFINED    1, 2  40,000,000
GLIMCHER RLTY TR              SH BEN INT        379302102   5,718      1,127,900   SH        DEFINED    1, 2   1,127,900
GRAY TELEVISION INC           COM               389375106   2,556      1,111,165   SH        DEFINED    1, 2   1,111,165
GREAT WOLF RESORTS INC        COM               391523107   1,656        520,797   SH        DEFINED    1, 2     520,797
GREATBATCH INC                SDCV 2.250% 6/1   39153LAB2  13,331     15,000,000   PRN       DEFINED    1, 2  15,000,000
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625% 11/1  440543AE6   7,608      9,200,000   PRN       DEFINED    1, 2   9,200,000
ICONIX BRAND GROUP INC        NOTE 1.875% 6/3   451055AB3  17,006     18,375,000   PRN       DEFINED    1, 2  18,375,000
INTERNATIONAL COAL GRP INC N  NOTE 9.000% 8/0   45928HAD8  13,987     12,400,000   PRN       DEFINED    1, 2  12,400,000
ISLE OF CAPRI CASINOS INC     COM               464592104   3,737        480,292   SH        DEFINED    1, 2     480,292
KENDLE INTERNATIONAL INC      NOTE 3.375% 7/1   48880LAA5   6,967      7,500,000   PRN       DEFINED    1, 2   7,500,000
KING PHARMACEUTICALS INC      NOTE 1.250% 4/0   495582AJ7   3,973      4,348,000   PRN       DEFINED    1, 2   4,348,000
LIFEPOINT HOSPITALS INC       SDCV 3.250% 8/1   53219LAG4   4,468      4,600,000   PRN       DEFINED    1, 2   4,600,000
LIN TV CORP                   CL A              532774106   8,098      1,408,332   SH        DEFINED    1, 2   1,408,332
MEDICIS PHARMACEUTICAL CORP   NOTE 2.500% 6/0   58470KAA2  16,346     16,000,000   PRN       DEFINED    1, 2  16,000,000
MOLINA HEALTHCARE INC         NOTE 3.750% 10/0  60855RAA8  17,736     19,500,000   PRN       DEFINED    1, 2  19,500,000
MTR GAMING GROUP INC          COM               553769100   1,156        571,381   SH        DEFINED    1, 2     571,381
NEXSTAR BROADCASTING GROUP I  CL A              65336K103   5,790      1,174,524   SH        DEFINED    1, 2   1,174,524
NII HLDGS INC                 NOTE 2.750% 8/1   62913FAF9  33,028     32,500,000   PRN       DEFINED    1, 2  32,500,000
QWEST COMMUNICATIONS INTL IN  NOTE 3.500% 11/1  749121BY4  36,554     32,750,000   PRN       DEFINED    1, 2  32,750,000
RADIO ONE INC                 CL D NON VTG      75040P405   4,409      1,445,691   SH        DEFINED    1, 2   1,445,691
REGIS CORP MINN               NOTE 5.000% 7/1   758932AA5  13,662     10,000,000   PRN       DEFINED    1, 2  10,000,000
SBA COMMUNICATIONS CORP       NOTE 1.875% 5/0   78388JAN6 114,381    108,439,000   PRN       DEFINED    1, 2 108,439,000
SPDR GOLD TRUST               GOLD SHS          78463V107  54,475        500,000   SH        DEFINED    1, 2     500,000
SAKS INC                      NOTE 2.000% 3/1   79377WAL2  23,939     25,500,000   PRN       DEFINED    1, 2  25,500,000
SCHOOL SPECIALTY INC          NOTE 3.750% 8/0   807863AE5   9,616      9,690,000   PRN       DEFINED    1, 2   9,690,000
SCHOOL SPECIALTY INC          SDCV 3.750% 11/3  807863AL9   8,576      9,099,000   PRN       DEFINED    1, 2   9,099,000
SONIC AUTOMOTIVE INC          NOTE 4.250% 11/3  83545GAK8   7,957      8,058,000   PRN       DEFINED    1, 2   8,058,000
SONIC AUTOMOTIVE INC          NOTE 5.000% 10/0  83545GAQ5  25,777     23,500,000   PRN       DEFINED    1, 2  23,500,000
ST MARY LD & EXPL CO          NOTE 3.500% 4/0   792228AD0   5,036      5,100,000   PRN       DEFINED    1, 2   5,100,000
SUNRISE SENIOR LIVING INC     COM               86768K106     980        191,467   SH        DEFINED    1, 2     191,467
3COM CORP                     COM               885535104   2,685        350,000   SH        DEFINED    1, 2     350,000
TIME WARNER TELECOM INC       DBCV 2.375% 4/0   887319AC5  42,404     37,549,000   PRN       DEFINED    1, 2  37,549,000
TRINITY INDS INC              NOTE 3.875% 6/0   896522AF6  15,861     20,400,000   PRN       DEFINED    1, 2  20,400,000
UNITED AUTO GROUP INC         NOTE 3.500% 4/0   909440AH2  61,226     61,645,000   PRN       DEFINED    1, 2  61,645,000
VERIFONE HLDGS INC            NOTE 1.375% 6/1   92342YAB5  10,883     12,000,000   PRN       DEFINED    1, 2  12,000,000
VIRGIN MEDIA INC              NOTE 6.500% 11/1  92769LAB7  61,244     50,000,000   PRN       DEFINED    1, 2  50,000,000
WEBMD CORP                    NOTE 3.125% 9/0   94769MAG0  46,669     35,490,000   PRN       DEFINED    1, 2  35,490,000
WESCO INTL INC                DBCV 2.625% 10/1  95082PAE5  10,478     10,478,000   PRN       DEFINED    1, 2  10,478,000
WESCO INTL INC                DBCV 6.000% 9/1   95082PAH8  18,843     12,984,000   PRN       DEFINED    1, 2  12,984,000
WESTERN REFNG INC             NOTE 5.750% 6/1   959319AC8   8,037     10,000,000   PRN       DEFINED    1, 2  10,000,000
